Exhibit 1

Report of Independent Accountants on Applying

Agreed-Upon Procedures

Credit Suisse Securities (USA) LLC (“CSS”)

Column Financial, Inc. (“CF”)

Credit Suisse Commercial Mortgage Securities Corp. (together with CSS and CF, the “Company”)

11 Madison Avenue, 4th Floor

New York, NY 10010

We (“us” or “PwC”) have performed the procedures enumerated below, which were agreed to by the Company, who is referred to as the “Specified Party”, solely to assist you in performing certain procedures related to the accuracy of certain attributes and calculations within the Final Data File (defined below). The procedures were performed with respect to the CSMC 2019-UVIL, Commercial Mortgage Pass-Through Certificates, Series 2019-UVIL securitization (the “Transaction”). The Company (the “Responsible Party”) is responsible for the accuracy of the information contained in the Final Data File. The sufficiency of these procedures is solely the responsibility of the Specified Party. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Procedures and Findings

In connection with the Transaction, the Specified Party has requested that the procedures be performed on the mortgage loan (the “Mortgage Loan Asset”) secured by one mortgaged property (the “Mortgaged Property”) which represents the entire population of Mortgage Loan Asset and Mortgaged Property (collectively the “Collateral”) within the Transaction.

This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

•	The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for the purpose of PwC performing the procedures agreed to by the Specified Party. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;
•	The conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements;
•	The value of the Mortgaged Property securing the Mortgage Loan Asset; and
•	The compliance of the originator of the assets with federal, state, and local laws and regulations.

We have not performed any procedures with respect to the fair value of the securities being offered in the Transaction and PwC expresses no opinion on the fair value of these securities. PwC should not be regarded as having performed any procedures other than those detailed in this report.

With respect to any terms or requirements of the Transaction documents that do not appear in the exhibits, we performed no procedures and, accordingly, the procedures we performed would not ensure

PricewaterhouseCoopers LLP, 300 Madison Avenue New York, NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com	1

that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the Transaction documents.

It should be understood that we make no representations as to:

•	The interpretation of Transaction documents included in connection with our procedures;
•	Your compliance with Rule 15Ga-2 of the Securities Exchange Act of 1934; and
•	The reasonableness of any of the assumptions provided by the Company.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Party would undertake in consideration of the Transaction.

For the purpose of this report:

•	The phrase “Cut-off Date” refers to the date of December 6, 2019.

•	The phrase “Final Data File” refers to the following Microsoft Excel (“Excel”) file provided by the Company, which includes certain attributes related to the Collateral as of the Cut-off Date:

o	CSMC 2019-UVIL - Annex A.xlsx provided on December 3, 2019
•	The phrase “Specified Attributes” refers to the fields in the Final Data File.

•	The phrase “Source Document” refers to the documents (including any applicable amendments, assumptions or exhibits thereof) provided by the Company, related to the information contained in the Final Data File.

•	The phrase “Loan File” refers to any Source Document or collection of Source Documents provided by the Company, and used by us, in performing the procedures enumerated below.

•	The term “compared” refers to the comparison of one or more Specified Attributes to Source Documents, as indicated within Exhibit A.

•	The term “recalculated” refers to a re-computation of one or more Specified Attributes using the Company provided methodology, as indicated within Exhibit B.

•	The phrase “in agreement” refers to the comparison or recalculation of one or more Specified Attributes which resulted in a match, or a difference that was within the Company provided tolerance level (if any), as indicated within Exhibit A.

Source Documents included in the Loan File:

•	The phrase “Appraisal Report” refers to a signed appraisal document.
•	The phrase “Company Provided Schedule” refers to any document provided by the Company which was not included in the Loan File, and used by us in performing the procedures enumerated below.

•	The phrase “Engineering Report” refers to a signed property condition assessment document.

PricewaterhouseCoopers LLP, 300 Madison Avenue New York, NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com	2

•	The phrase “Environmental Report” refers to a signed phase I and phase II (if applicable) environmental document.

•	The phrase “Fee Schedule” refers to documentation for the servicing fees related to the Transaction.

•	The phrase “Loan Agreement” refers to a signed loan agreement.

•	The phrase “Seismic Report” refers to a signed seismic assessment document.

•	The phrase “Title Policy” refers to a signed title policy.

•	The phrase “Underwriting File” refers to the historical and pro-forma cash flow statements prepared by the Company’s underwriting team.

•	The phrase “Underwritten Rent Roll” refers to a rent roll document summarizing the lease terms of the underlying tenants.

Our procedures and results thereof are as follows:

From November 18, 2019 through December 3, 2019, the Company provided us with the Source Documents related to the Collateral for which we:

•	Compared certain Specified Attributes to the corresponding Source Documents and found them to be in agreement (the “Compared Attributes”);
•	Recalculated certain Specified Attributes and found them to be in agreement (the “Recalculated Attributes”); or
•	Instructed by the Company to assume certain Specified Attributes were accurate, and neither compared nor recalculated the Specified Attributes (the “Company Provided Attributes”).

The recalculation methodology associated with the Recalculated Attributes is listed in Exhibit B. For each procedure where a recalculation was performed, we compared the underlying attributes to the corresponding Source Documents and found them to be in agreement. We did not perform any procedures with respect to the Specified Attributes denoted with a Source Document of “None - Company Provided”, in Exhibit A.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the Final Data File.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

This report is intended solely for the information and use of the Specified Party (including for the purpose of substantiating the Specified Party’s “due diligence defense” under the Securities Act of 1933), and is not intended to be and should not be used by anyone other than the Specified Party.

If a party has obtained, or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the sufficiency of the procedures performed (such party is referred to as a “Non-Specified Party”), that Non-Specified Party cannot:

PricewaterhouseCoopers LLP, 300 Madison Avenue New York, NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com	3

•	Rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk; and
•	Acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non-Specified Party.

A Non-Specified Party may not disclose or distribute this report or any of the report’s contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to Rule 17g-5 of the Securities Exchange Act of 1934).

The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

New York, NY

December 3, 2019

PricewaterhouseCoopers LLP, 300 Madison Avenue New York, NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com	4

CSMC 2019-UVIL, Commercial Mortgage
Pass-Through Certificates, Series 2019-UVIL

Exhibits

Exhibit A – Loan File Review Procedures

Exhibit B – Recalculation Methodology

PricewaterhouseCoopers LLP, 300 Madison Avenue New York, NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com	5

CSMC 2019-UVIL, Commercial Mortgage	EXHIBIT A
Pass-Through Certificates, Series 2019-UVIL
Loan File Review Procedures

Exhibit A - Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
1	No.	None - Company Provided	None
2	Property Name	Appraisal Report	None
3	Street Address	Appraisal Report	None
4	City	Appraisal Report	None
5	State	Appraisal Report	None
6	Zip Code	Appraisal Report	None
7	Year Built	Appraisal Report	None
8	Year Renovated	Appraisal Report, Engineering Report	None
9	Square Footage	Appraisal Report	None
10	Property Type	Appraisal Report	None
11	Property Sub-Type	Appraisal Report	None
12	Ownership Interest	Title Policy	None
13	Trust Mortgage Loan Amount ($)	None – Company Provided	None
14	Original Mortgage Loan Amount ($)	Loan Agreement	None
15	Cut-Off Date Mortgage Loan Amount ($)	Loan Agreement	None
16	Cut-Off Date Mortgage Loan Amount Per SF	Recalculation	None
17	Maturity Date Mortgage Loan Amount ($)	Loan Agreement	None
18	Interest Rate (%)	Loan Agreement	None
19	Master & Primary Servicing Fee Rate	Fee Schedule	None
20	Trustee & Paying Agent Fee	Fee Schedule	None
21	Operating Advisor Fee	Fee Schedule	None
22	CREFC Fee	Fee Schedule	None
23	Admin. Fee	Recalculation	None
24	Net Mortgage Rate	Recalculation	None
25	Amortization Type	Loan Agreement	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York, NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com	6

CSMC 2019-UVIL, Commercial Mortgage	EXHIBIT A
Pass-Through Certificates, Series 2019-UVIL
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
26	Accrual Type	Loan Agreement	None
27	Annual Debt Service	Recalculation	$0.01
28	Monthly Debt Service	Recalculation	$0.01
29	I/O Period	Loan Agreement	None
30	Term	Recalculation	None
31	Rem. Term	Recalculation	None
32	Amort. Term	Recalculation	None
33	Seasoning	Recalculation	None
34	CutOff Date	None - Company Provided	None
35	Payment Date	Loan Agreement	None
36	Grace Period (Late Payment)	Loan Agreement	None
37	Grace Period (Default)	Loan Agreement	None
38	Note Date	Loan Agreement	None
39	First Payment Date	Loan Agreement	None
40	Maturity Date	Loan Agreement	None
41	Original String	Loan Agreement	None
42	As-Is Appraised Date	Appraisal Report	None
43	As-Is Appraised Value ($)	Appraisal Report	None
44	Cut-off Date LTV	Recalculation	0.0010%
45	As-Is Appraised Value Per SF	Recalculation	$.01
46	Environmental Phase I Report Date	Environmental Report	None
47	Phase II Performed	Environmental Report	None
48	Engineering Report Date	Engineering Report	None
49	Seismic Zone 3 or 4 (Y/N)	Seismic Report	None
50	Seismic Report Date	Seismic Report	None
51	PML %	Seismic Report	None
52	Historical Occ. % 2017	Underwriting File	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York, NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com	7

CSMC 2019-UVIL, Commercial Mortgage	EXHIBIT A
Pass-Through Certificates, Series 2019-UVIL
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
53	Historical Occ. % 2018	Underwriting File	None
54	UW Occupancy	Underwriting File	None
55	2017 Revenues	Underwriting File	$.01
56	2017 Expenses	Underwriting File	$.01
57	2017 NOI	Underwriting File	$.01
58	2018 Revenues	Underwriting File	$.01
59	2018 Expenses	Underwriting File	$.01
60	2018 NOI	Underwriting File	$.01
61	TTM Nov. 2019 EGI	Underwriting File	$.01
62	TTM Nov. 2019 Expenses	Underwriting File	$.01
63	TTM Nov. 2019 NOI	Underwriting File	$.01
64	UW EGI	Underwriting File	$.01
65	UW Expenses	Underwriting File	$.01
66	UW NOI	Underwriting File	$.01
67	UW NOI Debt Yield	Recalculation	0.0010%
68	UW NCF	Underwriting File	$.01
69	UW NCF Debt Yield	Recalculation	0.0010%
70	UW NCF DSCR	Recalculation	0.001x
71	Largest Tenant	Underwritten Rent Roll	None
72	Unit Size	Underwritten Rent Roll	None
73	Largest Major Tenant NRA%	Recalculation	0.0010%
74	Lease Expiration	Underwritten Rent Roll	None
75	2nd Largest Tenant	Underwritten Rent Roll	None
76	2nd Largest Tenant Unit Size	Underwritten Rent Roll	None
77	2nd Largest Tenant NRA%	Recalculation	0.0010%
78	2nd Largest Tenant Lease Expiration	Underwritten Rent Roll	None
79	3rd Largest Tenant	Underwritten Rent Roll	None
80	3rd Largest Tenant Unit Size	Underwritten Rent Roll	None
81	3rd Largest Tenant NRA%	Recalculation	0.0010%

PricewaterhouseCoopers LLP, 300 Madison Avenue New York, NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com	8

CSMC 2019-UVIL, Commercial Mortgage	EXHIBIT A
Pass-Through Certificates, Series 2019-UVIL
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
82	3rd Largest Tenant Lease Expiration	Underwritten Rent Roll	None
83	4th Largest Tenant	Underwritten Rent Roll	None
84	4th Largest Tenant Unit Size	Underwritten Rent Roll	None
85	4th Largest Tenant NRA%	Recalculation	0.0010%
86	4th Largest Tenant Lease Expiration	Underwritten Rent Roll	None
87	5th Largest Tenant	Underwritten Rent Roll	None
88	5th Largest Tenant Unit Size	Underwritten Rent Roll	None
89	5th Largest Tenant NRA%	Recalculation	0.0010%
90	5th Largest Tenant Lease Expiration	Underwritten Rent Roll	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York, NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com	9

CSMC 2019-UVIL, Commercial Mortgage	EXHIBIT B
Pass-Through Certificates, Series 2019-UVIL
Additional Company Provided Attributes

Exhibit B - Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
16	Cut-Off Date Mortgage Loan Amount Per SF	Quotient of (i) Cut-Off Date Mortgage Loan Amount ($) and (ii) Square Footage.
23	Admin. Fee	Sum of (i) Master & Primary Servicing Fee Rate, (ii) Trustee & Paying Agent Fee, (iii) Operating Advisor Fee and (iv) CREFC Fee.
24	Net Mortgage Rate	Difference between (i) Interest Rate (%) and (ii) Admin. Fee.
27	Annual Debt Service	Product of (i) Cut-Off Date Mortgage Loan Amount ($) multiplied by the (ii) Interest Rate (%), and (iii) Accrual Type.
28	Monthly Debt Service	Quotient of (i) Annual Debt Service and (ii) 12.
30	Term	Count of the number of monthly payments, from and inclusive of (i) First Payment Date, to and including (ii) Maturity Date.
31	Rem. Term	Difference between (i) Term and (ii) Seasoning.
32	Amort. Term	Set equal to zero.
33	Seasoning	Set equal to zero.
44	Cut-off Date LTV	Quotient of the (i) Cut-Off Date Mortgage Loan Amount ($) and the (ii) As-Is Appraised Value ($).
45	As-Is Appraised Value Per SF	Quotient of (i) Cut-Off Date Mortgage Loan Amount ($) and (ii) Square Footage.
68	UW NOI Debt Yield	Quotient of the (i) UW NOI and the (ii) Cut-Off Date Mortgage Loan Amount ($).
70	UW NCF Debt Yield	Quotient of the (i) UW NCF and the (ii) Cut-Off Date Mortgage Loan Amount ($).
71	UW NCF DSCR	Quotient of the (i) UW NCF and the (ii) Annual Debt Service.
74	Largest Major Tenant NRA%	Quotient of the (i) Unit Size and the (ii) Square Footage.
78	2nd Largest Tenant NRA%	Quotient of the (i) 2nd Largest Tenant Unit Size and the (ii) Square Footage.
82	3rd Largest Tenant NRA%	Quotient of the (i) 3rd Largest Tenant Unit Size and the (ii) Square Footage.
86	4th Largest Tenant NRA%	Quotient of the (i) 4th Largest Tenant Unit Size and the (ii) Square Footage.
90	5th Largest Tenant NRA%	Quotient of the (i) 5th Largest Tenant Unit Size and the (ii) Square Footage.

PricewaterhouseCoopers LLP, 300 Madison Avenue New York, NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com	10